CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 7,491,123	$ 16,497,703
Restricted cash	215,117	257,530
Accounts receivable		80,160
Marketable securities		4,462,942
Inventories, net	2,516,760	4,884,761
Prepaid expenses and other current assets	196,141	463,222
Total current assets	10,419,141	26,646,318
Property and equipment, net	15,037,798	12,293,988
Operating lease right of use asset, net	390,686	854,990
Security deposit	40,280	51,417
Total Assets	25,887,905	39,846,713
Current Liabilities:
Accounts payable	2,215,078	2,399,026
Accrued liabilities	794,253	1,075,512
Contract liabilities	80,000	44,195
Finance lease liabilities	221,929	214,715
Operating lease liabilities	436,730	482,897
Total current liabilities	3,747,990	4,216,345
Economic Injury Disaster Loan	499,900	499,900
Finance lease liabilities - noncurrent	2,423,165	2,644,123
Operating lease liabilities - noncurrent		436,730
Total Liabilities	6,671,055	7,797,098
Stockholders’ equity:
Preferred stock: 10,000,000 authorized; $0.001 par value; no shares issued and outstanding
Common stock: 50,000,000 authorized; $0.001 par value; 14,874,480 and 9,520,000 shares issued and outstanding at December 31, 2024 and 2023, respectively	14,874	9,520
Additional paid-in capital	44,594,930	37,848,657
Accumulated deficit	(25,392,955)	(14,346,984)
Equity attributed to stockholders of Twin Vee PowerCats Co, Inc.	19,216,849	23,511,193
Equity attributable to noncontrolling interests		8,538,422
Total stockholders’ equity	19,216,849	32,049,615
Total Liabilities and Stockholders’ Equity	$ 25,887,905	$ 39,846,713